Statements of Operations Recast for Discontinued Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Revenues	$ 1,532,001	$ 1,386,162	$ 1,328,764	$ 1,393,004	$ 1,112,674	$ 904,781	$ 783,305	$ 2,714,926	$ 1,688,086	$ 4,246,927	$ 2,800,760	$ 4,193,764
Cost of services (including depreciation)	1,280,001	1,173,258	1,142,700	1,213,713	940,619	763,986	713,730	2,315,958	1,477,716	3,595,959	2,418,335	3,632,048
Gross profit	252,000	212,904	186,064	179,291	172,055	140,795	69,575	398,968	210,370	650,968	382,425	561,716
Selling, general and administrative expenses	114,577	105,233	98,108	89,393	83,284	81,881	83,277	203,341	165,158	317,918	248,442	337,835
Amortization of intangible assets	10,290	9,326	9,165	8,292	8,067	6,643	6,037	18,491	12,680	28,781	20,747	29,039
Operating income (loss)	127,133	98,345	78,791	81,606	80,704	52,271	(19,739)	177,136	32,532	304,269	113,236	194,842
Interest expense	(963)	(958)	(575)	(573)	(734)	(246)	(250)	(1,533)	(496)	(2,496)	(1,230)	(1,803)
Interest income	383	387	408	305	226	249	286	795	535	1,178	761	1,066
Equity in earnings of unconsolidated affiliates	1,308									1,308
Other income (expense), net	(179)	(326)	130	(133)	(546)	167	(85)	(196)	82	(375)	(464)	(597)
Income (loss) from continuing operations before income taxes	127,682	97,448	78,754	81,205	79,650	52,441	(19,788)	176,202	32,653	303,884	112,303	193,508
Provision (benefit) for income taxes	39,596	35,271	28,669	17,996	31,788	21,255	(7,943)	63,940	13,312	103,536	45,100	63,096
Net income (loss) from continuing operations	88,086	62,177	50,085	63,209	47,862	31,186	(11,845)	112,262	19,341	200,348	67,203	130,412
Income (loss) from discontinued operations, net of taxes	12,770	7,620	(91)	7,599	7,738	3,127	(4,460)	7,529	(1,333)	20,299	6,405	14,004
Net income (loss)	100,856	69,797	49,994	70,808	55,600	34,313	(16,305)	119,791	18,008	220,647	73,608	144,416
Less: Net income attributable to noncontrolling interests	4,458	4,259	4,287	4,494	3,606	2,512	1,289	8,546	3,801	13,004	7,407	11,901
Net income (loss) attributable to common stock	96,398	65,538	45,707	66,314	51,994	31,801	(17,594)	111,245	14,207	207,643	66,201	132,515
Amounts attributable to common stock:
Net income (loss) from continuing operations	83,628	57,918	45,798	58,715	44,256	28,674	(13,134)	103,716	15,540	187,344	59,796	118,511
Net income (loss) from discontinued operations	12,770	7,620	(91)	7,599	7,738	3,127	(4,460)	7,529	(1,333)	20,299	6,405	14,004
Net income (loss) attributable to common stock	$ 96,398	$ 65,538	$ 45,707	$ 66,314	$ 51,994	$ 31,801	$ (17,594)	$ 111,245	$ 14,207	$ 207,643	$ 66,201	$ 132,515
Earnings (loss) per share attributable to common stock - basic: (a)
Continuing operations	$ 0.39	$ 0.27	$ 0.22	$ 0.28	$ 0.21	$ 0.13	$ (0.06)	$ 0.49	$ 0.07	$ 0.88	$ 0.28	$ 0.56
Discontinued operations	$ 0.06	$ 0.04		$ 0.04	$ 0.04	$ 0.02	$ (0.02)	$ 0.03		$ 0.10	$ 0.03	$ 0.06
Net income (loss) attributable to common stock	$ 0.45	$ 0.31	$ 0.22	$ 0.32	$ 0.25	$ 0.15	$ (0.08)	$ 0.52	$ 0.07	$ 0.98	$ 0.31	$ 0.62
Earnings (loss) per share attributable to common stock - diluted: (a)
Continuing operations	$ 0.39	$ 0.27	$ 0.22	$ 0.28	$ 0.21	$ 0.13	$ (0.06)	$ 0.49	$ 0.07	$ 0.88	$ 0.28	$ 0.56
Discontinued operations	$ 0.06	$ 0.04		$ 0.04	$ 0.04	$ 0.02	$ (0.02)	$ 0.03		$ 0.10	$ 0.03	$ 0.06
Net income (loss) attributable to common stock	$ 0.45	$ 0.31	$ 0.22	$ 0.32	$ 0.25	$ 0.15	$ (0.08)	$ 0.52	$ 0.07	$ 0.98	$ 0.31	$ 0.62
Weighted average basic shares outstanding	213,150	212,987	211,481	210,085	210,583	214,827	214,167	212,244	214,670	212,564	213,400	212,648
Weighted average diluted shares outstanding	213,242	213,087	211,592	210,204	210,692	215,023	214,167	212,342	215,606	212,650	214,055	213,168